Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021
Related Party Transactions [Abstract]
Schedule of related party transaction
	Three Months Ended December 31,
	2021	2020
Service provided to:
TCM	$4,800,000	$4,800,000
	$4,800,000	$4,800,000
	Three Months Ended December 31,
	2021	2020
Service received from:
FXDIRECT	$4,725,000	$4,725,000
	$4,725,000	$4,725,000

	Year Ended September 30, 2021	Year Ended September 30, 2020
Service provided to:
TCM	$19,200,000	$19,200,000
	$19,200,000	$19,200,000
	Year Ended September 30, 2021	Year Ended September 30, 2020
Service received from:
FXDIRECT	$18,900,000	$18,900,000
	$18,900,000	$18,900,000

Schedule of due from affiliates
	December 31, 2021	September 30, 2021
NUKK Capital (*)	$144,696	$144,696
TCM	2,469,703	2,473,177
Total	$2,614,399	$2,617,873

	September 30, 2021	September 30, 2020
NUKK Capital (*)	$144,696	$144,696
TCM	2,473,177	3,565,076
Total	$2,617,873	$3,709,772

(*)      An entity controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.

Schedule of due to affiliates
	December 31, 2021	September 30, 2021
Forexware LLC (*)	$624,229	$579,229
FXDIRECT	3,442,892	3,341,893
CMH	42,000	42,000
FXDD Trading (*)	296,144	294,670
Total	$4,405,265	$4,257,792

	September 30, 2021	September 30, 2020
Forexware LLC (*)	$579,229	$579,229
FXDIRECT	3,341,893	4,111,277
CMH	42,000	42,000
FXDD Trading (*)	294,670	471
Total	$4,257,792	$4,732,977

(*)      Forexware LLC and FXDD Trading are both controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.